UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-05526

J.P. Morgan Mutual Fund Investment Trust

(Exact name of registrant as specified in charter)

270 Park Avenue

New York, New York 10017

(Address of principal executive offices) (Zip code)

Frank J. Nasta

270 Park Avenue

New York, New York 10017

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code:  (800) 480-4111

Date of fiscal year end:  June 30

Date of reporting period:  September 30, 2016

ITEM 1. SCHEDULE OF INVESTMENTS.

J.P. Morgan Mutual Fund Investment Trust

Schedule of Portfolio Investments as of September 30, 2016

(Unaudited)

THE “UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS” LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

J.P. Morgan Asset Management is the marketing name for the asset management business of JPMorgan Chase & Co. Those businesses include, but are not limited to, J.P. Morgan Investment Management Inc., Security Capital Research & Management Incorporated and J.P. Morgan Alternative Asset Management, Inc.

JPMorgan Distribution Services, Inc.

© JPMorgan Chase & Co., 2016.

JPMorgan Growth Advantage Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2016 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 98.4%
	Consumer Discretionary — 17.9%
	Automobiles — 0.6%
168	Tesla Motors, Inc. (a)	34,318

	Distributors — 0.8%
1,460	LKQ Corp. (a)	51,782

	Hotels, Restaurants & Leisure — 3.7%
1,178	Aramark	44,784
2,985	Hilton Worldwide Holdings, Inc.	68,439
1,251	Norwegian Cruise Line Holdings Ltd. (a)	47,170
1,303	Starbucks Corp.	70,545

		230,938

	Household Durables — 2.1%
657	Mohawk Industries, Inc. (a)	131,603

	Internet & Direct Marketing Retail — 7.3%
322	Amazon.com, Inc. (a)	269,195
558	Netflix, Inc. (a)	55,020
68	Priceline Group, Inc. (The) (a)	99,473
682	Wayfair, Inc., Class A (a)	26,839

		450,527

	Multiline Retail — 1.1%
963	Dollar General Corp.	67,429

	Specialty Retail — 2.3%
797	Home Depot, Inc. (The)	102,610
171	Ulta Salon Cosmetics & Fragrance, Inc. (a)	40,718

		143,328

	Total Consumer Discretionary	1,109,925

	Consumer Staples — 2.5%
	Beverages — 0.7%
282	Monster Beverage Corp. (a)	41,459

	Food & Staples Retailing — 0.8%
219	Casey’s General Stores, Inc.	26,265
1,163	Sprouts Farmers Market, Inc. (a)	24,024

		50,289

	Food Products — 1.0%
856	Tyson Foods, Inc., Class A	63,932

	Total Consumer Staples	155,680

	Energy — 2.4%
	Oil, Gas & Consumable Fuels — 2.4%
724	Concho Resources, Inc. (a)	99,387
490	EOG Resources, Inc.	47,407

	Total Energy	146,794

	Financials — 6.4%
	Banks — 1.8%
1,176	East West Bancorp, Inc.	43,178
583	Signature Bank (a)	69,033

		112,211

	Capital Markets — 4.6%
323	Affiliated Managers Group, Inc. (a)	46,782
152	BlackRock, Inc.	55,166
2,173	Charles Schwab Corp. (The)	68,586
854	Lazard Ltd., (Bermuda), Class A	31,037
653	S&P Global, Inc.	82,580

		284,151

	Total Financials	396,362

	Health Care — 14.9%
	Biotechnology — 5.4%
343	Celgene Corp. (a)	35,896
1,204	Gilead Sciences, Inc.	95,229
225	Intercept Pharmaceuticals, Inc. (a)	37,082
659	Kite Pharma, Inc. (a)	36,806
143	Regeneron Pharmaceuticals, Inc. (a)	57,609
393	Spark Therapeutics, Inc. (a)	23,592
535	Vertex Pharmaceuticals, Inc. (a)	46,683

		332,897

	Health Care Equipment & Supplies — 0.3%
1,507	Novadaq Technologies, Inc., (Canada) (a)	17,438

	Health Care Providers & Services — 5.8%
1,597	Acadia Healthcare Co., Inc. (a)	79,107
415	Aetna, Inc.	47,935
1,576	Envision Healthcare Holdings, Inc. (a)	35,093
226	Humana, Inc.	39,924
1,149	UnitedHealth Group, Inc.	160,846

		362,905

	Health Care Technology — 0.7%
992	Veeva Systems, Inc., Class A (a)	40,954

	Life Sciences Tools & Services — 1.4%
472	Illumina, Inc. (a)	85,726

	Pharmaceuticals — 1.3%
938	Bristol-Myers Squibb Co.	50,577
1,016	Revance Therapeutics, Inc. (a)	16,472
2,210	TherapeuticsMD, Inc. (a)	15,053

		82,102

	Total Health Care	922,022

JPMorgan Growth Advantage Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Industrials — 12.6%
	Airlines — 1.0%
1,647	Southwest Airlines Co.	64,067

	Building Products — 2.7%
1,139	Fortune Brands Home & Security, Inc.	66,182
655	Lennox International, Inc.	102,886

		169,068

	Commercial Services & Supplies — 2.1%
1,766	Waste Connections, Inc., (Canada)	131,920

	Electrical Equipment — 1.5%
341	Acuity Brands, Inc.	90,123

	Industrial Conglomerates — 0.8%
489	Carlisle Cos., Inc.	50,157

	Machinery — 2.0%
299	Middleby Corp. (The) (a)	36,900
456	Stanley Black & Decker, Inc.	56,116
269	WABCO Holdings, Inc. (a)	30,483

		123,499

	Professional Services — 0.9%
400	Equifax, Inc.	53,792

	Road & Rail — 0.6%
579	Old Dominion Freight Line, Inc. (a)	39,694

	Trading Companies & Distributors — 1.0%
1,826	HD Supply Holdings, Inc. (a)	58,395

	Total Industrials	780,715

	Information Technology — 38.8%
	Communications Equipment — 3.1%
580	Arista Networks, Inc. (a)	49,372
930	Harris Corp.	85,197
374	Palo Alto Networks, Inc. (a)	59,574

		194,143

	Electronic Equipment, Instruments & Components — 2.3%
1,151	Amphenol Corp., Class A	74,723
2,970	Corning, Inc.	70,240

		144,963

	Internet Software & Services — 13.0%
502	Alphabet, Inc., Class C (a)	390,281
229	CoStar Group, Inc. (a)	49,672
2,310	Facebook, Inc., Class A (a)	296,304
1,992	GoDaddy, Inc., Class A (a)	68,798

		805,055

	IT Services — 5.9%
1,016	MasterCard, Inc., Class A	103,368
1,777	PayPal Holdings, Inc. (a)	72,816
1,258	Vantiv, Inc., Class A (a)	70,765
1,394	Visa, Inc., Class A	115,276

		362,225

	Semiconductors & Semiconductor Equipment — 4.0%
1,039	Applied Materials, Inc.	31,338
472	Broadcom Ltd., (Singapore)	81,412
411	Lam Research Corp.	38,954
486	NVIDIA Corp.	33,287
626	NXP Semiconductors N.V., (Netherlands) (a)	63,899

		248,890

	Software — 8.3%
598	Adobe Systems, Inc. (a)	64,896
1,353	Electronic Arts, Inc. (a)	115,581
586	Guidewire Software, Inc. (a)	35,154
1,785	Microsoft Corp.	102,839
584	Mobileye N.V., (Israel) (a)	24,878
509	salesforce.com, Inc. (a)	36,314
699	ServiceNow, Inc. (a)	55,310
658	Splunk, Inc. (a)	38,588
424	Workday, Inc., Class A (a)	38,913

		512,473

	Technology Hardware, Storage & Peripherals — 2.2%
1,186	Apple, Inc.	134,060

	Total Information Technology	2,401,809

	Materials — 2.0%
	Chemicals — 0.5%
121	Sherwin-Williams Co. (The)	33,559

	Construction Materials — 1.5%
570	Eagle Materials, Inc.	44,061
422	Vulcan Materials Co.	47,971

		92,032

	Total Materials	125,591

	Real Estate — 0.9%
	Real Estate Management & Development — 0.9%
2,009	CBRE Group, Inc., Class A (a)	56,203

	Total Common Stocks (Cost $4,493,255)	6,095,101

JPMorgan Growth Advantage Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Short-Term Investment — 1.8%
	Investment Company — 1.8%
111,679	JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 0.350% (b) (l) (Cost $111,679)	111,679

	Total Investments — 100.2% (Cost $4,604,934)	6,206,780
	Liabilities in Excess of Other Assets — (0.2)%	(11,307)

	NET ASSETS — 100.0%	$6,195,473

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(l)	—	The rate shown is the current yield as of June 30, 2016.

As of September 30, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,727,322
Aggregate gross unrealized depreciation	(125,476)

Net unrealized appreciation/depreciation	$1,601,846

Federal income tax cost of investments	$4,604,934

A. Valuation of Investments – The valuation of investments is in accordance with U.S. generally accepted accounting principles (‘GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date. Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

JPMorgan Growth Advantage Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$6,206,780	$—	$3	$6,206,780

(a)	All portfolio holdings designated as level 1 are disclosed individually on the SOI. Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers among any levels during the period ended September 30, 2016.

ITEM 2. CONTROLS AND PROCEDURES.

(a)

The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal controls over financial reporting.

ITEM 3. EXHIBITS.

CERTIFICATIONS PURSUANT TO RULE 30a-2(a) UNDER THE INVESTMENT COMPANY ACT OF 1940 ARE ATTACHED HERETO.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

J.P. Morgan Mutual Fund Investment Trust

By:	/s/ Brian S. Shlissel
Brian S. Shlissel
President and Principal Executive Officer
November 28, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Brian S. Shlissel
Brian S. Shlissel
President and Principal Executive Officer
November 28, 2016

By:	/s/ Laura M. Del Prato
Laura M. Del Prato
Treasurer and Principal Financial Officer
November 28, 2016